Other Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Current Assets [Abstract]
Inventories	$ 8,616	$ 13,727
Deferred mobilization expenses	76,986	46,407
Prepayments and advances	15,902	14,789
Swap cash collateral	0	8,000
Other	9,467	10,716
Total	$ 110,971	$ 93,639